Interest income - Disclosure of interest income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of Interest Income [Abstract]
Bank deposits	$ 241,195		$ 195,236	$ 191,265
Financial assets at amortized cost	2,076		2,433	1,861
Other interest income	53		50	63
Interest income	$ 243,324	$ 7,757	$ 197,719	$ 193,189